Capital - Disclosure of Share Warrants and Non-employee Warrants (Detail)	12 Months Ended
Dec. 31, 2021 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants/shares oustanding as of 01/01/2021	11,015,532
Number of warrants/shares granted	1,541,551
Number of warrants/shares vested/exercised	288,494
Number of warrants/shares voided	1,289,869
Number of warrants/shares oustanding as of 12/31/2021	10,978,720
Maximum of shares to be issued	10,978,720
Number of warrants/shares exercisable12/31/2020	8,462,904
Free Shares [member] | 03/07/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/07/2019
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2021	2,500
Number of warrants/shares vested/exercised	2,500
Number of warrants/shares oustanding as of 12/31/2021
Strike price per share in euros | € / shares	€ 16.00
Free Shares [member] | 04/24/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/24/2019
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2021	6,500
Number of warrants/shares vested/exercised	6,500
Number of warrants/shares oustanding as of 12/31/2021
Strike price per share in euros | € / shares	€ 18.01
Free Shares [member] | 07/16/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/16/2019
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2021	4,000
Number of warrants/shares vested/exercised	4,000
Number of warrants/shares oustanding as of 12/31/2021
Strike price per share in euros | € / shares	€ 14.01
Free Shares [member] | 11/06/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/06/2019
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2021	15,000
Number of warrants/shares vested/exercised	2,500
Number of warrants/shares voided	12,500
Number of warrants/shares oustanding as of 12/31/2021
Strike price per share in euros | € / shares	€ 11.32
Free Shares [member] | 11/18/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/18/2019
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2021	16,500
Number of warrants/shares vested/exercised	6,500
Number of warrants/shares voided	10,000
Number of warrants/shares oustanding as of 12/31/2021
Strike price per share in euros | € / shares	€ 12.16
Free Shares [member] | 03/4/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/04/2020
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2021	6,500
Number of warrants/shares oustanding as of 12/31/2021	6,500
Maximum of shares to be issued	6,500
Strike price per share in euros | € / shares	€ 14.54
Free Shares [member] | 04/14/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/14/2020
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2021	20,000
Number of warrants/shares oustanding as of 12/31/2021	20,000
Maximum of shares to be issued	20,000
Strike price per share in euros | € / shares	€ 9.14
Free Shares [member] | 06/19/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	06/19/2020
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2021	16,500
Number of warrants/shares voided	6,500
Number of warrants/shares oustanding as of 12/31/2021	10,000
Maximum of shares to be issued	10,000
Strike price per share in euros | € / shares	€ 14.76
Free Shares [member] | 07/20/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/20/2020
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2021	10,000
Number of warrants/shares oustanding as of 12/31/2021	10,000
Maximum of shares to be issued	10,000
Strike price per share in euros | € / shares	€ 15.76
Free Shares [member] | 08/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	08/05/2020
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2021	70,000
Number of warrants/shares vested/exercised	10,000
Number of warrants/shares voided	26,000
Number of warrants/shares oustanding as of 12/31/2021	34,000
Maximum of shares to be issued	34,000
Strike price per share in euros | € / shares	€ 14.00
Free Shares [member] | 09/11/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/11/2020
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2021	15,000
Number of warrants/shares oustanding as of 12/31/2021	15,000
Maximum of shares to be issued	15,000
Strike price per share in euros | € / shares	€ 14.58
Free Shares [member] | 10/14/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/14/2020
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2021	416,750
Number of warrants/shares voided	81,420
Number of warrants/shares oustanding as of 12/31/2021	335,330
Maximum of shares to be issued	335,330
Strike price per share in euros | € / shares	€ 22.45
Free Shares [member] | 11/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/05/2020
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2021	16,600
Number of warrants/shares oustanding as of 12/31/2021	16,600
Maximum of shares to be issued	16,600
Strike price per share in euros | € / shares	€ 14.76
Free Shares [member] | 12/16/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/16/2020
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2021	7,300
Number of warrants/shares oustanding as of 12/31/2021	7,300
Maximum of shares to be issued	7,300
Strike price per share in euros | € / shares	€ 23.75
Free Shares [member] | 03/05/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/05/2021
Type	Free shares
Number of warrants/shares granted	16,500
Number of warrants/shares oustanding as of 12/31/2021	16,500
Maximum of shares to be issued	16,500
Strike price per share in euros | € / shares	€ 14.44
Free Shares [member] | 05/12/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/12/2021
Type	Free shares
Number of warrants/shares granted	2,000
Number of warrants/shares oustanding as of 12/31/2021	2,000
Maximum of shares to be issued	2,000
Strike price per share in euros | € / shares	€ 12.70
Free Shares [member] | 05/28/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/28/2021
Type	Free shares
Number of warrants/shares granted	158,000
Number of warrants/shares voided	9,775
Number of warrants/shares oustanding as of 12/31/2021	148,225
Maximum of shares to be issued	148,225
Strike price per share in euros | € / shares	€ 12.38
Free Shares [member] | 10/13/2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/13/2021
Free Shares [member] | 11/25/2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/25/2021
Free Shares [member] | 11/30/2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/30/2021
Free Shares [member] | 9/30/2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/30/2021
Type	Free shares
Number of warrants/shares granted	12,975
Number of warrants/shares voided	550
Number of warrants/shares oustanding as of 12/31/2021	12,425
Maximum of shares to be issued	12,425
Strike price per share in euros | € / shares	€ 11.22
BSA [member] | 3/27/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/27/2015
Type	BSA
Number of warrants/shares oustanding as of 01/01/2021	130,000
Number of warrants/shares oustanding as of 12/31/2021	130,000
Maximum of shares to be issued	130,000
Number of warrants/shares exercisable12/31/2020	130,000
Strike price per share in euros | € / shares	€ 38.45
BSA [member] | 5/18/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/18/2015
Type	BSA
Number of warrants/shares oustanding as of 01/01/2021	50,000
Number of warrants/shares oustanding as of 12/31/2021	50,000
Maximum of shares to be issued	50,000
Number of warrants/shares exercisable12/31/2020	50,000
Strike price per share in euros | € / shares	€ 29.58
BSA [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/08/2015
Type	BSA
Number of warrants/shares oustanding as of 01/01/2021	224,200
Number of warrants/shares oustanding as of 12/31/2021	224,200
Maximum of shares to be issued	224,200
Number of warrants/shares exercisable12/31/2020	224,200
Strike price per share in euros | € / shares	€ 28.01
BSA [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/14/2016
Type	BSA
Number of warrants/shares oustanding as of 01/01/2021	147,025
Number of warrants/shares oustanding as of 12/31/2021	147,025
Maximum of shares to be issued	147,025
Number of warrants/shares exercisable12/31/2020	147,025
Strike price per share in euros | € / shares	€ 27.37
BSA [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	BSA
Number of warrants/shares oustanding as of 01/01/2021	148,000
Number of warrants/shares vested/exercised	3,000
Number of warrants/shares oustanding as of 12/31/2021	145,000
Maximum of shares to be issued	145,000
Number of warrants/shares exercisable12/31/2020	145,000
Strike price per share in euros | € / shares	€ 18.68
BSA [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	BSA
Number of warrants/shares oustanding as of 01/01/2021	200,000
Number of warrants/shares oustanding as of 12/31/2021	200,000
Maximum of shares to be issued	200,000
Number of warrants/shares exercisable12/31/2020	200,000
Strike price per share in euros | € / shares	€ 24.34
Stock options [member] | 3/24/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/24/2015
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2021	1,591,603
Number of warrants/shares voided	181,271
Number of warrants/shares oustanding as of 12/31/2021	1,410,332
Maximum of shares to be issued	1,410,332
Number of warrants/shares exercisable12/31/2020	1,410,332
Strike price per share in euros | € / shares	€ 38.45
Stock options [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/08/2015
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2021	1,598,700
Number of warrants/shares voided	186,900
Number of warrants/shares oustanding as of 12/31/2021	1,411,800
Maximum of shares to be issued	1,411,800
Number of warrants/shares exercisable12/31/2020	1,411,800
Strike price per share in euros | € / shares	€ 27.55
Stock options [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/14/2016
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2021	1,636,705
Number of warrants/shares vested/exercised	28,856
Number of warrants/shares voided	161,247
Number of warrants/shares oustanding as of 12/31/2021	1,446,602
Maximum of shares to be issued	1,446,602
Number of warrants/shares exercisable12/31/2020	1,446,602
Strike price per share in euros | € / shares	€ 22.44
Stock options [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2021	1,918,634
Number of warrants/shares vested/exercised	198,816
Number of warrants/shares voided	111,684
Number of warrants/shares oustanding as of 12/31/2021	1,608,134
Maximum of shares to be issued	1,608,134
Number of warrants/shares exercisable12/31/2020	1,608,134
Strike price per share in euros | € / shares	€ 17.90
Stock options [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2021	924,000
Number of warrants/shares vested/exercised	2,000
Number of warrants/shares voided	150,000
Number of warrants/shares oustanding as of 12/31/2021	772,000
Maximum of shares to be issued	772,000
Number of warrants/shares exercisable12/31/2020	772,000
Strike price per share in euros | € / shares	€ 22.57
Stock options [member] | 10/08/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/08/2018
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2021	20,000
Number of warrants/shares voided	15,000
Number of warrants/shares oustanding as of 12/31/2021	5,000
Maximum of shares to be issued	5,000
Number of warrants/shares exercisable12/31/2020	3,750
Strike price per share in euros | € / shares	€ 24.80
Stock options [member] | 04/24/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/24/2019
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2021	1,265,515
Number of warrants/shares vested/exercised	23,822
Number of warrants/shares voided	166,777
Number of warrants/shares oustanding as of 12/31/2021	1,074,916
Maximum of shares to be issued	1,074,916
Number of warrants/shares exercisable12/31/2020	743,579
Strike price per share in euros | € / shares	€ 18.25
Stock options [member] | 11/06/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/06/2019
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2021	30,000
Number of warrants/shares oustanding as of 12/31/2021	30,000
Maximum of shares to be issued	30,000
Number of warrants/shares exercisable12/31/2020	15,000
Strike price per share in euros | € / shares	€ 11.06
Stock options [member] | 11/18/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/18/2019
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2021	22,500
Number of warrants/shares vested/exercised	0
Number of warrants/shares voided	22,500
Number of warrants/shares oustanding as of 12/31/2021
Strike price per share in euros | € / shares	€ 12.33
Stock options [member] | 04/14/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/14/2020
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2021	160,000
Number of warrants/shares oustanding as of 12/31/2021	160,000
Maximum of shares to be issued	160,000
Number of warrants/shares exercisable12/31/2020	60,000
Strike price per share in euros | € / shares	€ 8.27
Stock options [member] | 06/19/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	06/19/2020
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2021	17,000
Number of warrants/shares oustanding as of 12/31/2021	17,000
Maximum of shares to be issued	17,000
Number of warrants/shares exercisable12/31/2020	6,375
Strike price per share in euros | € / shares	€ 15.84
Stock options [member] | 07/20/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/20/2020
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2021	17,000
Number of warrants/shares oustanding as of 12/31/2021	17,000
Maximum of shares to be issued	17,000
Number of warrants/shares exercisable12/31/2020	5,312
Strike price per share in euros | € / shares	€ 15.12
Stock options [member] | 08/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	08/05/2020
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2021	212,000
Number of warrants/shares voided	24,250
Number of warrants/shares oustanding as of 12/31/2021	187,750
Maximum of shares to be issued	187,750
Number of warrants/shares exercisable12/31/2020	59,872
Strike price per share in euros | € / shares	€ 14.62
Stock options [member] | 09/11/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/11/2020
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2021	45,000
Number of warrants/shares oustanding as of 12/31/2021	45,000
Maximum of shares to be issued	45,000
Number of warrants/shares exercisable12/31/2020	14,062
Strike price per share in euros | € / shares	€ 14.36
Stock options [member] | 11/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/05/2020
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2021	28,000
Number of warrants/shares oustanding as of 12/31/2021	28,000
Maximum of shares to be issued	28,000
Number of warrants/shares exercisable12/31/2020	7,000
Strike price per share in euros | € / shares	€ 14.62
Stock options [member] | 03/04/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/04/2021
Type	Stock Options
Number of warrants/shares granted	924,520
Number of warrants/shares voided	83,875
Number of warrants/shares oustanding as of 12/31/2021	840,645
Maximum of shares to be issued	840,645
Strike price per share in euros | € / shares	€ 19.44
Stock options [member] | 04/13/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/13/2021
Type	Stock Options
Number of warrants/shares granted	27,465
Number of warrants/shares oustanding as of 12/31/2021	27,465
Maximum of shares to be issued	27,465
Number of warrants/shares exercisable12/31/2020	2,861
Strike price per share in euros | € / shares	€ 16.07
Stock options [member] | 05/12/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/12/2021
Type	Stock Options
Number of warrants/shares granted	3,500
Number of warrants/shares oustanding as of 12/31/2021	3,500
Maximum of shares to be issued	3,500
Strike price per share in euros | € / shares	€ 14.36
Stock options [member] | 05/28/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/28/2021
Type	Stock Options
Number of warrants/shares granted	35,000
Number of warrants/shares oustanding as of 12/31/2021	35,000
Maximum of shares to be issued	35,000
Strike price per share in euros | € / shares	€ 12.69
Stock options [member] | 10/13/2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/13/2021
Type	Stock Options
Number of warrants/shares granted	9,000
Number of warrants/shares oustanding as of 12/31/2021	9,000
Maximum of shares to be issued	9,000
Strike price per share in euros | € / shares	€ 10.29
Stock options [member] | 11/25/2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/25/2021
Type	Stock Options
Number of warrants/shares granted	4,500
Number of warrants/shares oustanding as of 12/31/2021	4,500
Maximum of shares to be issued	4,500
Strike price per share in euros | € / shares	€ 8.81
Stock options [member] | 11/30/2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/30/2021
Type	Stock Options
Number of warrants/shares granted	1,300
Number of warrants/shares oustanding as of 12/31/2021	1,300
Maximum of shares to be issued	1,300
Strike price per share in euros | € / shares	€ 8.54
Stock options [member] | 9/30/2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/30/2021
Type	Stock Options
Number of warrants/shares granted	25,950
Number of warrants/shares voided	1,100
Number of warrants/shares oustanding as of 12/31/2021	24,850
Maximum of shares to be issued	24,850
Strike price per share in euros | € / shares	€ 11.51
Free Shares [member] | 09/11/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2021	6,500
Number of warrants/shares voided	6,500
Number of warrants/shares oustanding as of 12/31/2021
Strike price per share in euros | € / shares	€ 14.98
Free Shares [member] | 03/05/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Free shares
Number of warrants/shares granted	313,541
Number of warrants/shares voided	32,020
Number of warrants/shares oustanding as of 12/31/2021	281,521
Maximum of shares to be issued	281,521
Strike price per share in euros | € / shares	€ 12.69
Free Shares [member] | 10/13/2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Free shares
Number of warrants/shares granted	4,500
Number of warrants/shares oustanding as of 12/31/2021	4,500
Maximum of shares to be issued	4,500
Strike price per share in euros | € / shares	€ 8.29
Free Shares [member] | 11/25/2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Free shares
Number of warrants/shares granted	2,100
Number of warrants/shares oustanding as of 12/31/2021	2,100
Maximum of shares to be issued	2,100
Strike price per share in euros | € / shares	€ 7.84
Free Shares [member] | 11/30/2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Free shares
Number of warrants/shares granted	700
Number of warrants/shares oustanding as of 12/31/2021	700
Maximum of shares to be issued	700
Strike price per share in euros | € / shares	€ 7.42